Significant accounting policies (Narrative) (Details)	9 Months Ended
Sep. 30, 2020
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Lease Term	3 years
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Lease Term	6 years